Employee benefits - Actuarial assumptions - Discount rates (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [member] | Later than ten years [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rates (as a percent)	0.80%	0.55%	0.70%
Bottom of range [member] | Not Later Than Ten Years [Member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rates, negative values (as a percent)	(0.15%)	(0.35%)	(0.33%)
Top of range [member] | Later than ten years [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rates (as a percent)	1.05%	0.90%	0.90%
Top of range [member] | Not Later Than Ten Years [Member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rates (as a percent)	0.40%	0.70%	0.70%